AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2020
	Principal Amount	Value
Municipal Bonds - 90.4%
California - 7.2%
California Municipal Finance Authority, Community Medical Centers, Series A 5.000%, 02/01/42	$2,375,000	$2,653,683
California Municipal Finance Authority, Senior Lien-LINXS APM Project 5.000%, 12/31/43	7,175,000	7,658,451
California Municipal Finance Authority, Series I
5.000%, 05/15/43	3,000,000	3,205,980
5.000%, 05/15/48	4,600,000	4,879,128

Total California		18,397,242
Colorado - 7.4%
Colorado Health Facilities Authority, Series A
5.000%, 08/01/44	6,115,000	6,607,869
5.000%, 11/01/44	5,500,000	6,657,640

Public Authority for Colorado Energy Natural Gas Purchase Revenue, Series 2008 6.500%, 11/15/38	4,015,000	5,698,007

Total Colorado		18,963,516
Connecticut - 4.5%
State of Connecticut Special Tax Revenue, Transportation Infrastructure 5.000%, 01/01/38	5,100,000	5,942,061
State of Connecticut, Series E
5.000%, 09/15/35	2,435,000	2,933,737
5.000%, 09/15/37	2,200,000	2,634,478

Total Connecticut		11,510,276
Florida - 6.2%
Escambia County Health Facilities Authority 4.000%, 08/15/45	5,000,000	5,289,650
Miami Beach Health Facilities Authority Mt. Sinai Medical Center 5.000%, 11/15/39	5,220,000	5,591,821
Orange County Health Facilities Authority, Orlando Health Inc., Series A 5.000%, 10/01/39	4,290,000	5,047,142

Total Florida		15,928,613
Illinois - 9.3%
Chicago O'Hare International Airport, Senior Lien, Series A 5.000%, 01/01/48	6,750,000	7,572,217
Illinois State General Obligation, Series D 5.000%, 11/01/26	5,225,000	5,492,050
Metropolitan Pier & Exposition Authority 5.000%, 06/15/50	5,000,000	4,929,600
	Principal Amount	Value

Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series B 5.000%, 06/15/52	$6,055,000	$5,948,614

Total Illinois		23,942,481
Louisiana - 2.5%
New Orleans Aviation Board, General Airport North Terminal, Series B 5.000%, 01/01/48	5,830,000	6,529,950
Michigan - 1.4%
Michigan State Hospital Finance Authority, Ascension Senior Credit Group 5.000%, 11/15/46	3,000,000	3,467,580
Minnesota - 4.6%
City of Minneapolis MN, Fairview Health Services, Series A 5.000%, 11/15/49	5,910,000	7,046,670
Duluth Economic Development Authority, Essentia Health Obligated Group 5.000%, 02/15/48	4,100,000	4,726,521

Total Minnesota		11,773,191
Nebraska - 2.6%
Central Plains Energy Project Project #3, Series A 5.000%, 09/01/42	5,500,000	6,617,325
New Jersey - 9.7%
New Jersey Economic Development Authority 5.000%, 11/01/44	3,000,000	3,143,220
New Jersey Economic Development Authority, Series DDD 5.000%, 06/15/42	7,365,000	7,685,819
New Jersey Economic Development Authority, Series WW
5.250%, 06/15/40	65,000	78,274
5.250%, 06/15/40	1,095,000	1,146,410

New Jersey Transportation Trust Fund Authority, Series BB 5.000%, 06/15/44	2,000,000	2,089,600
New Jersey Transportation Trust Fund Authority, Transportation System, Series A 5.000%, 12/15/34	2,515,000	2,692,131
Tobacco Settlement Financing Corp. Series A
5.000%, 06/01/46	2,500,000	2,561,275
5.250%, 06/01/46	3,285,000	3,381,875

Tobacco Settlement Financing Corp. Series B 5.000%, 06/01/46	2,050,000	1,975,975

Total New Jersey		24,754,579

AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
New York - 9.6%
City of New York, Series A 5.000%, 08/01/45	$4,405,000	$5,387,888
City of New York, Series D 5.000%, 03/01/43	4,955,000	6,158,768
New York State Dormitory Authority, Series A 5.000%, 03/15/45	4,990,000	6,035,305
New York Transportation Development Corp., Laguardia Airport Terminal B 5.000%, 07/01/46	6,820,000	6,923,391

Total New York		24,505,352
Oklahoma - 5.3%
Norman Regional Hospital Authority 5.000%, 09/01/45	4,335,000	5,227,490
Oklahoma Development Finance Authority, Health Ou Medicine Project, Series B
5.250%, 08/15/48	2,975,000	3,333,785
5.500%, 08/15/52	4,500,000	4,960,440

Total Oklahoma		13,521,715
Rhode Island - 2.3%
Tobacco Settlement Financing Corp. Series A
5.000%, 06/01/35	2,000,000	2,098,640
5.000%, 06/01/40	3,635,000	3,774,366

Total Rhode Island		5,873,006
Texas - 11.7%
Central Texas Regional Mobility Authority 5.000%, 01/01/46	3,750,000	4,030,237
Central Texas Turnpike System, Series C 5.000%, 08/15/42	2,065,000	2,128,788
Texas Private Activity Bond Surface Transportation Corp. 5.000%, 06/30/58	9,160,000	9,824,924
Texas Private Activity Bond Surface Transportation Corp., Senior Lien-Blueridge Transport
5.000%, 12/31/40	3,955,000	4,229,952
5.000%, 12/31/45	3,880,000	4,124,673

Texas Private Activity Bond Surface Transportation Corp., Series A 4.000%, 12/31/39	5,500,000	5,575,185

Total Texas		29,913,759
	Principal Amount	Value
Virginia - 2.4%
Virginia Small Business Financing Authority, Transform 66 P3 Project
5.000%, 12/31/49	$2,500,000	$2,736,700
5.000%, 12/31/52	3,140,000	3,430,450

Total Virginia		6,167,150
West Virginia - 3.7%
West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligation 5.000%, 01/01/43	8,000,000	9,411,760

Total Municipal Bonds (Cost $231,080,216)		231,277,495

	Shares
Short-Term Investments - 9.7%
Other Investment Companies - 9.7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.39% [1]	24,971,026	24,971,026

Total Short-Term Investments (Cost $24,971,026)		24,971,026
Total Investments - 100.1% (Cost $256,051,242)		256,248,521
Other Assets, less Liabilities - (0.1)%		(288,998)
Net Assets - 100.0%		$255,959,523

[1]	Yield shown represents the March 31, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds†	—	$231,277,495	—	$231,277,495
Short-Term Investments
Other Investment Companies	$24,971,026	—	—	24,971,026
Total Investments in Securities	$24,971,026	$231,277,495	—	$256,248,521

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2020, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.